Net income/(loss) per share (Details) - Schedule of basic and diluted net income/(loss) per share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) available to shareholders of the Company - basic and diluted (in Yuan Renminbi) | ¥	¥ (410,985)		¥ (219,404)	¥ 47,440
Denominator
Weighted average number of ordinary shares - basic	55,661,445		48,391,607	45,626,027
Effect of dilutive securities	10,180,575			1,371,748
Dilutive effect of non-vested shares	65,842,020		48,391,607	46,997,775
Denominator for diluted net (loss)/income per share
Net income/(loss) - basic (in Yuan Renminbi per share) | (per share)	¥ (7.38)	$ (1.13)	¥ (4.53)	¥ 1.04
Net income/(loss) - diluted (in Yuan Renminbi per share) | (per share)	¥ (6.24)	$ (0.96)	¥ (4.53)	¥ 1.01